                                 CASH RESOURCE
                                     TRUST

                                 Annual Report

                                 July 31, 1996


                         [MENTOR INVESTMENT GROUP LOGO]

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

Cash Resource Trust
Annual Report
July 31, 1996

Message from the Chairman and President

It is our privilege to send you the Cash Resource Trust Annual Report for the year ended July 31, 1996. The Cash Resource Trust is part of a diversified family of funds offered by Mentor Investment Group, an investment advisory firm with more than $6 billion under management. Mentor provides investment management in seven different styles to a broad spectrum of investors.

As you know, the CRT Money Market Funds are invested to seek as high a rate of current income (or, in the case of the Cash Resource Tax-Exempt Money Market Fund, as high a rate of current income exempt from federal income tax) as the investment advisor believes is consistent with preservation of capital and maintenance of liquidity. The Funds are managed according to a conservative policy that places strong emphasis on credit research. We carefully review each investment and do not sacrifice quality to attain a higher yield.

In the pages that follow you will find financial statements for the Cash Resource Money Market Fund, the Cash Resource U.S. Government Money Market Fund, and the Cash Resource Tax-Exempt Money Market Fund, in addition to commentary from members of the management team regarding their investment strategy and outlook.

We thank you for your continuing investment in our Funds. We appreciate your confidence in our commitment to providing current income consistent with preservation of capital and maintenance of liquidity.

Sincerely,

/s/ DANIEL J. LUDEMAN                       /s/ PAUL F. COSTELLO
Daniel J. Ludeman                           Paul F. Costello
Chairman                                    President

                                   The Mentor
                               Mission Statement

   Our mission is to provide professional investment management services through a firm that is second to none in the quality of its investment process, the skill and training of its professionals, and the commitment, shared by all its associates, to deliver the highest level of service and ethical behavior to clients.

For more information and a prospectus for the Cash Resource Trust, please call us, (800)382-0016, or contact your financial consultant. The prospectus contains complete information regarding advisory fees, sales charges, and expenses. Please read them carefully before investing or sending money.

PAGE
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Cash Resource Trust Annual Report
Managers' Overview
July 31, 1996

The three funds of the Cash Resource Trust (CRT) are invested in accordance with conservative standards which place primary emphasis on liquidity and safety of principal.

 * The CRT Money Market Fund is a diversified portfolio of fixed-income securities, including commercial paper, bank obligations, and other short-term investments.

 * The CRT U.S. Government Money Market Fund is invested entirely in securities backed by the U.S. Government or its agencies, and related repurchase agreements.

 * The CRT Tax-Exempt Money Market Fund is structured to generate income exempt from federal income tax.

The 12-month period ended July 31, 1996 was one of mixed signals for money managers. The period began August 1, 1995 with the Federal Reserve having just lowered the key Fed Funds rate to 5.75%, the first reduction in two years. The next four months witnessed a mixed pattern of economic data, with the economy apparently poised for strong growth but frustrated by a sluggish consumer. During this period the markets tended to vacillate within a relatively narrow trading range based on whether the latest statistics were weak or strong. But the preponderance of evidence indicated a soft economy, with the result that the Fed further reduced rates, to 5.50% in December and 5.25% in January.

It now appears, however, that the data for the winter months were distorted, first by the partial government shutdown, then by bad weather, and were not as weak as first reported. The coming of spring brought a more positive growth track for the economy, with the result that sentiment shifted 180 degrees, away from further cuts by the Fed and toward a return to the pattern of higher rates prevailing in the previous fiscal year.

The fixed-income markets sold off sharply in response to this change in expectations, with rates rising. The money market area was no exception. The remainder of the year appears more uncertain than usual, with the course of the economy and Fed policy somewhat open to question, particularly with presidential elections taking place.

Our pledge to you is to continue our emphasis on safety and liquidity through high credit standards and conservative investment policies. We thank you for your investment.

/s/ R. PRESTON NUTTALL
R. Preston Nuttall
Director of Cash Management

/s/ HUBERT R. WHITE
Hubert R. White
Portfolio Manager

/s/ KATHRYN T. ALLEN
Kathryn T. Allen
Portfolio Manager

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Cash Resource Trust
Money Market Fund
Portfolio of Investments
July 31, 1996
(In thousands)

                                                                      Percent of       Principal      Value
                                                                      Net Assets        Amount       (Note 2)
Bankers Acceptances                                                5.98%
  Nationsbank Corporation, 5.39%, 8/07/96                                               $14,000      $ 13,987
  Nationsbank of Texas, 5.31%, 11/15/96                                                   5,000         4,922
  Wachovia Bank, 5.42%, 10/29/96                                                         20,000        19,732
Total Bankers Acceptances                                                                              38,641
Bank Notes                                                         6.18%
  Bank of America, 5.54%, 10/15/96                                                       20,000        20,000
  First of America, 4.98%, 12/19/96                                                      20,000        19,956
Total Bank Notes                                                                                       39,956
Certificates of Deposit                                            3.09%
  First Alabama Bank, 5.37%, 8/05/96                                                      5,000         5,000
  First Alabama Bank, 5.47%, 9/09/96                                                     15,000        15,000
Total Certificates of Deposit                                                                          20,000
Commercial Paper                                                   65.96%
Apparel & Accessory Stores                                                    3.08%
  J.C. Penney Funding Corporation, 5.29%, 9/06/96                                        20,000        19,894
Asset Backed Securities                                                       6.17%
  CIESCO Limited Partnership, 5.36%, 8/07/96                                             15,000        14,987
  Greenwich Funding Corporation, 5.37%, 8/20/96 (a)                                      25,000        24,929
Total Asset Backed Securities                                                                          39,916
Commercial Banks                                                             17.62%
  ABN-Amro North America Finance, Inc., 5.32%, 11/08/96                                  10,000         9,854
  ABN-Amro North America Finance, Inc., 5.30%, 11/12/96                                  10,000         9,848
  Abbey National North America, 5.29%, 11/20/96                                          20,000        19,674
  Bank of New York, 5.42%, 9/24/96                                                       20,000        19,837
  Mellon Financial Company, 5.36%, 8/15/96                                               20,000        19,958
  Nationsbank Corporation, 5.26%, 8/15/96                                                10,000         9,980
  Svenska Handelsbanken, 5.50%, 10/09/96                                                 25,000        24,736
Total Commercial Banks                                                                                113,887

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Cash Resource Trust
Money Market Fund
Portfolio of Investments (continued)
July 31, 1996
(In thousands)

                                                                      Percent of       Principal      Value
                                                                      Net Assets        Amount       (Note 2)
Commercial Paper (continued)
Electric Services                                                             4.97%
  National Rural Utilities, 5.37%, 8/19/96                                              $20,000      $ 19,946
  Rincon Securities, Inc., 5.37%, 8/28/96                                                 1,250         1,245
  Rincon Securities, Inc., 5.35%, 9/06/96                                                 5,000         4,973
  Rincon Securities, Inc., 5.38%, 9/09/96                                                 6,000         5,965
Total Electric Services                                                                                32,129
Insurance Agents, Brokers & Service                                           3.06%
  International Nederlanden, 5.42%, 10/21/96                                             10,000         9,878
  International Nederlanden U.S. Insurance Holdings, Inc.,
     5.41%, 9/17/96                                                                      10,000         9,929
Total Insurance Agents, Brokers & Service                                                              19,807
Metal Mining                                                                  3.86%
  North Financial, 5.40%, 8/13/96                                                        25,000        24,955
Oil and Gas Field Exploration Services                                        1.54%
  Statoil, 5.30%, 8/28/96                                                                10,000         9,960
Personal Credit Institutions                                                  7.69%
  American Express, 5.30%, 8/21/96                                                       20,000        19,941
  Ford Motor Credit Company, 5.43%, 9/06/96                                              20,000        19,892
  Ford Motor Credit Company, 5.42%, 10/17/96                                             10,000         9,884
Total Personal Credit Institutions                                                                     49,717
Rental & Leasing                                                              3.04%
  General Electric Capital, 5.24%, 8/30/96                                                7,000         6,970
  General Electric Capital, 5.35%, 1/21/97                                               13,000        12,666
Total Rental & Leasing                                                                                 19,636
Security Brokers & Dealers                                                   11.85%
  Bear Stearns Company, 5.40%, 9/13/96                                                   20,000        19,871
  CS First Boston, Inc., 5.33%, 8/27/96                                                  17,000        16,935
  CS First Boston, Inc., 5.40%, 9/11/96                                                  10,000         9,939
  Merrill Lynch & Company, Inc., 5.45%, 9/06/96                                          30,000        29,837
Total Security Brokers & Dealers                                                                       76,582

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Cash Resource Trust
Money Market Fund
Portfolio of Investments (continued)
July 31, 1996
(In thousands)

                                                                      Percent of       Principal      Value
                                                                      Net Assets        Amount       (Note 2)
Commercial Paper (continued)
Tobacco Products                                                             3.08%
  Philip Morris, 5.38%, 9/09/96                                                         $20,000      $ 19,884
Total Commercial Paper                                                                                426,367
Corporate Obligations                                                2.32%
  Dupont E I De Nemours, 5.80%, 12/12/96                                                  9,000         9,007
  Walker & Associates, 5.54%, 07/01/11 (b)                                                6,000         6,000
Total Corporate Obligations                                                                            15,007
U.S. Government Securities and Agencies                              7.75%
  U.S. Treasury Note, 7.50%, 01/31/97                                                    10,000        10,109
  Federal Home Loan Bank, 5.31%-5.67%, 12/23/96-2/14/97 (b)                              15,000        15,000
  Student Loan Marketing Association, 5.51%-5.54%,
     11/24/97-2/22/99 (b)                                                                25,000        24,998
Total U.S. Government Securities and Agencies                                                          50,107
Repurchase Agreement                                                 9.95%
  Goldman, Sachs & Company
     Dated 7/31/96, 5.65%, due 8/01/96, collateralized by
     $66,828 Federal National Mortgage Association, 7.50%,
     3/01/26                                                                             64,345        64,345
Total Investments (cost $654,423) (d)                              101.23%                            654,423
Other Assets less Liabilities                                       (1.23%)                            (7,923)
Net Assets                                                         100.00%                           $646,500

See notes to portfolios of investments.

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

Cash Resource Trust
U.S. Government Money Market Fund
Portfolio of Investments
July 31, 1996
(In thousands)

                                                                   Percent of     Principal       Value
                                                                   Net Assets      Amount        (Note 2)
U.S. Government Securities and Agencies                               59.65%
  Federal Home Loan Bank
     5.22%-5.36%, 10/16/96-2/19/97                                                $ 133,340     $  130,837
     5.31%-5.54%, 2/14/97-2/16/99 (b)                                                42,000         42,000
  Federal Home Loan Mortgage Corporation
     5.25%-5.36%, 8/05/96-10/23/96                                                  225,459        224,838
  Federal National Mortgage Association
     5.17%-5.37%, 8/09/96-10/24/96                                                  234,700        232,912
  Student Loan Marketing Association
     5.51%-5.55%, 10/14/97-2/08/99 (b)                                              105,000        104,998
  U.S. Treasury Notes
     6.50%-7.50%, 11/30/96-1/31/97                                                  100,000        100,962
Total U.S. Government Securities and Agencies                                                      836,547
Repurchase Agreements                                                 40.55%
  Chase Securities, Inc.
     Dated 7/31/96, 5.65%, due 8/01/96, collateralized by
     $61,596 Federal National Mortgage Association,
     7.00%-9.00%, 3/01/25-6/01/26                                                    60,000         60,000

  First Union Corporation
     Dated 7/31/96, 5.66%, due 8/01/96, collateralized by
     $34,444 U.S. Treasury Notes, 11.25%, 2/15/15                                    50,000         50,000

  Goldman, Sachs & Company
     Dated 7/31/96, 5.65%, due 8/01/96, collateralized by
     $185,618 Federal National Mortgage Association, 7.50%,
     3/01/26                                                                        178,721        178,721

  Lehman Brothers, Inc.
     Dated 7/31/96, 5.68%, due 8/01/96, collateralized by
     $57,716 Federal National Mortgage Association,
     9.00%-9.50%, 5/01/22-3/01/25                                                    60,000         60,000

  Merrill Lynch, Pierce, Fenner & Smith, Inc.
     Dated 7/31/96, 5.69%, due 8/01/96, collateralized by
     $35,748 Federal Home Loan Mortgage Corporation 7.00%,
     11/01/25 and $27,504 Federal National Mortgage Association
     7.50%, 12/01/25                                                                 60,000         60,000

Cash Resource Trust
U.S. Government Money Market Fund
Portfolio of Investments (continued)
July 31, 1996
(In thousands)

                                                                   Percent of     Principal       Value
                                                                   Net Assets      Amount        (Note 2)

Repurchase Agreements (continued)

  Paine Webber, Inc.
     Dated 7/31/96, 5.68%, due 8/01/96, collateralized by
     $43,420 Federal National Mortgage Association, 7.00%,
     6/01/23 and $20,638 Government National Mortgage
     Association, 7.00%, 7/15/25                                                  $  60,000     $   60,000

  United Bank of Switzerland
     Dated 7/31/96, 5.68%, due 8/01/96, collateralized by
     $61,267 Federal Home Loan Mortgage Corporation,
     6.50%-7.00%, 1/01/24-2/01/24 and $45,330 Federal National
     Mortgage Association-Strips, 6.50%-7.00%, 12/01/10-2/01/26                     100,000        100,000
Total Repurchase Agreements                                                                        568,721
Total Investments (cost $1,405,268) (d)                              100.20%                     1,405,268
Other Assets less Liabilities                                         (0.20%)                       (2,871)
Net Assets                                                           100.00%                    $1,402,397

See notes to portfolios of investments.

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

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments
July 31, 1996
(In thousands)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
Variable Rate Tax-Exempt
  Demand Securities (b)                                         43.53%
Alabama                                                                 2.20%
  University of Alabama Board of Trustees,
     3.60%, 10/01/13                                                              $ 6,400       $ 6,400
Arizona                                                                 6.46%
  Apache County IDA Tucson Electric Power
     Company Project, 3.65%, 6/15/20                                               10,000        10,000
  Coconino City Tuscon Gas & Electric
     Service PCR Series A, 3.70%, 5/01/31                                           8,800         8,800
                                                                                                 18,800
Colorado                                                                2.54%
  Colorado Housing Finance Authority
     Series 1985, 3.60%, 5/01/97                                                    7,400         7,400
Illinois                                                                4.51%
  Chicago O'Hare International Airport American
     Airlines Series 1983C, 3.70%, 1/01/18                                          2,000         2,000
  Illinois DFA Grayhill, Inc. Project
     IDR, 3.75%, 2/01/05                                                            3,150         3,150
  Illinois DFA Flinn Scientific Project, 3.75%, 10/01/15                            4,760         4,760
  Illinois HFA West Suburban Hospital, 3.65%, 7/01/05                               3,200         3,200
                                                                                                 13,110
Maryland                                                                4.44%
  Anne Arundel County Oakland Hills Project,
     3.65%, 5/15/15                                                                 2,052         2,052
  Howard County Revenue Bond, Harmony Hall, Inc. Project,
     3.65%, 10/01/10                                                                2,868         2,868
  Maryland State Health & Higher Education,
     Series B, 3.65%, 4/01/35                                                       8,000         8,000
                                                                                                 12,920
Michigan                                                                0.69%
  Michigan State Strategic Fund, 3.75%, 2/01/09                                     2,000         2,000

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
July 31, 1996
(In thousands)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
Variable Rate Tax-Exempt
  Demand Securities (b) (continued)

North Carolina                                                          5.16%
  Durham County Water & Sewer, 3.65%, 12/01/15                                    $ 4,800      $  4,800
  Lincoln County Industrial Facility PCR
     Series 1994, 3.80%, 8/01/09                                                    6,000         6,000
  North Carolina Educational Facilities
     Bowman Grey School, 3.55%, 9/01/20                                             4,200         4,200
                                                                                                 15,000
New Mexico                                                              0.70%
  Albuquerque Greater Receipts Tax,
     3.65%, 7/01/22                                                                 2,050         2,050
Tennessee                                                               0.77%
  Nashville and Davidson County Health
     and Education Facility, 3.65%, 5/01/20                                         2,224         2,224
Texas                                                                   2.13%
  North Texas Higher Education Student Loan
     Revenue Refund, Series 1991F, 3.65%, 4/01/20                                   4,000         4,000
  Panhandle Plains Student Loan Revenue
     Series A, 3.65%, 6/01/21                                                       1,300         1,300
  Texas Education Authority Series 1985B,
     3.60%, 12/01/25                                                                  885           885
                                                                                                  6,185
Virginia                                                               11.39%
  Arlington County Ballston Public
     Parking, 3.60%, 8/01/17                                                        3,650         3,650
  Botetourt County IDR Emkay Holdings
     Project, 3.60%, 10/01/05                                                       2,700         2,700
  Capital Regional Airport Series 1995C,
     3.70%, 7/01/23                                                                 4,000         4,000
  Chesterfield County IDR Midlothian Hotel
     Partnership, 3.65%, 12/01/14                                                   6,344         6,344
  Hampton Roads Regional Jail Series 1996B,
     3.60%, 7/01/16                                                                 4,000         4,000
  Hanover County IDR Carter Machinery,
     3.65%, 11/01/98                                                                  500           500

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
July 31, 1996
(In thousands)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
Variable Rate Tax-Exempt
  Demand Securities (b) (continued)

Virginia (continued)
  Henrico County IDA Hermitage Project,
     3.60% -- 3.65%, 5/01/24                                                      $ 3,700      $  3,700
  Lynchburg IDA Mid-Atlantic Series G,
     3.55%, 12/01/25                                                                  500           500
  Richmond IDB Commonwealth Park,
     3.70%, 11/01/07                                                                1,364         1,364
  Roanoke IDR Quibell Corporate Project,
     3.65%, 9/01/15                                                                   292           292
  Spotsylvania City IDA Residential Care
     Facilities, 3.65%, 10/01/20                                                    4,684         4,684
  Tazewell County IDR, 4.00%, 1/01/03                                               1,000         1,000
  Virginia Beach Revenue Bond, 3.65%, 9/01/09                                         410           410
                                                                                                 33,144
Wisconsin                                                               0.65%
  Village of Pleasant Prairie Muskie Enterprise
     Project, Series 1995, 3.75%, 5/01/15                                           1,900         1,900
Wyoming                                                                 1.89%
  Lincoln County Exxon Series B,
     3.65%, 11/01/14                                                                1,500         1,500
  Sweetwater County PCR Pacific Corporation
     Project Series A, 3.50%, 7/01/15                                               4,000         4,000
                                                                                                  5,500
Total Variable Rate Tax-Exempt Demand Securities                                                126,633
Other Tax-Exempt Securities                                     56.80%
Alabama                                                                 0.95%
  IDB of Fairfield USX Corporation Project,
     Series 1995, 3.55%, 10/01/96                                                   2,775         2,775
Arizona                                                                 0.17%
  Scottsdale IDA Memorial Hospital Series A,
     3.70%, 9/01/96                                                                   485           485

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
July 31, 1996
(In thousands)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
Other Tax-Exempt Securities (continued)

Colorado                                                                1.04%
  State of Colorado General Fund TRANS Series A,
     4.50%, 6/27/97                                                               $ 3,000      $  3,017
Florida                                                                 3.61%
  City of Jacksonville Series A, 3.40%, 9/10/96                                     5,000         5,000
  Putnam County Development Authority
     Seminole Electric Series 1984, 3.50%, 12/15/96                                 3,000         3,000
  Sunshine State Government Finance Commission
     Series 1986 Revenue Bond, 3.60%, 10/17/96                                      2,500         2,500
                                                                                                 10,500
Georgia                                                                 1.72%
  Dekalb County TRANS, 3.75%, 12/31/96                                              5,000         5,012
Illinois                                                                2.99%
  Chicago Illinois GO Tender Note, 3.10%, 2/04/97                                   2,300         2,300
  City of Chicago GO Tender Notes Series 1995A, 3.65%,
     10/31/96                                                                       6,400         6,400
                                                                                                  8,700
Kentucky                                                                0.86%
  Pulaski County Solid Waste Project,
     Series B, 3.20%, 8/15/96                                                       2,500         2,500
Louisiana                                                               2.23%
  Plaquemines Port Harbor Series C, 3.70%, 10/22/96                                 6,500         6,500
Maryland                                                                0.69%
  Baltimore City Public Improvement, 3.40%, 8/15/96                                 2,000         2,000
Michigan                                                                2.75%
  State of Michigan GO Note RANS, 4.00%, 9/30/96                                    3,000         3,004
  Michigan State, Underground Storage Tank
     Financial Assurance Series I, 3.45%, 8/15/96                                   5,000         5,000
                                                                                                  8,004

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
July 31, 1996
(In thousands)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
Other Tax-Exempt Securities (continued)

Minnesota                                                               1.43%
  Rochester Health Care Series C, 3.60%, 8/15/96                                  $ 3,010      $  3,010
  University of Minnesota Revenue Bond,
     3.25%, 8/01/96                                                                 1,150         1,150
                                                                                                  4,160
Mississippi                                                             0.79%
  Claiborne County PCR, 3.50%, 9/24/96                                              2,300         2,300
North Carolina                                                          7.87%
  North Carolina Power Agency Series B,
     3.10%, 8/13/96                                                                10,000        10,000
  Wake County Industrial Facility Series 1990A,
     3.70%-3.80%, 8/12/96-8/20/96                                                  12,900        12,900
                                                                                                 22,900
New York                                                                1.04%
  New York City TRANS Series A,
     4.50%, 2/12/97                                                                 3,000         3,012
South Carolina                                                          4.47%
  York County PCR Series 1984N-3, 3.25%, 9/15/96                                    8,000         8,000
  Beaufort County School District BANS Series 1995, 4.13%,
     8/15/96                                                                        5,000         5,001
                                                                                                 13,001
Texas                                                                  13.97%
  Brazos Harbor Industrial Development
     Series 1986, 3.65%, 8/22/96                                                    3,700         3,700
  Harris City Health Care, 3.40%, 9/09/96                                           5,000         5,000
  Houston TRANS, 4.50%, 6/30/97                                                     5,000         5,032
  Houston Water & Sewer Series A, 3.40%, 8/28/96                                    8,000         8,000
  San Antonio Electric & Gas Series A,
     3.60%-3.70%, 8/14/96-8/23/96                                                  10,900        10,900
  State of Texas TRANS Series A,
     4.75%, 8/30/96                                                                 8,000         8,004
                                                                                                 40,636

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
July 31, 1996
(In thousands)

                                                                 Percent of      Principal      Value
                                                                 Net Assets       Amount       (Note 2)
Other Tax-Exempt Securities (continued)

Virginia                                                                4.45%
  Chesterfield County GO Bond
     5.25%, 8/01/96                                                               $   800      $    800
  Chesterfield County IDR Series 1987B
     3.60%, 10/24/96                                                                1,000         1,000
  Peninsula Port Authority, 3.55%, 8/13/96                                          3,135         3,135
  York County IDA PCR, 3.55%-3.65%
     8/08/96-9/10/96                                                                8,000         8,000
                                                                                                 12,935
West Virginia                                                           3.44%
  West Virginia HDA, 3.55%, 8/15/96                                                10,000        10,000
Other                                                                   2.33%
  PNC Municash, 3.46%, 8/01/96                                                      6,790         6,790
Total Other Tax-Exempt Securities                                                               165,227
Total Investments (cost $291,860) (d)                                 100.33%                   291,860
Other Assets less Liabilities                                         (0.33%)                      (969)
Net Assets                                                            100.00%                  $290,891

Investment Abbreviations

BANS - Bond Anticipation Notes
DFA - Development Finance Authority
GO - General Obligation
HDA - Housing Development Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority

IDB - Industrial Development Board
IDR - Industrial Development Revenue
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
TRANS - Tax and Revenue Anticipation Notes

Notes to Portfolios of Investments

(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees.

(b) Floating Rate Securities -- The rates shown are the effective rates at July 31, 1996.

(c) Interest rates represent annualized yield to date of maturity, except for variable rate securities described in (a).

(d) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

See notes to financial statements.

Cash Resource Trust
Statements of Assets and Liabilities
July 31, 1996
(In thousands)

                                                                                U.S.
                                                             Money           Government         Tax-Exempt
                                                             Market         Money Market       Money Market
                                                              Fund              Fund               Fund

Assets
  Investments, at amortized cost (Note 2)
     Investment securities                                  $590,078         $   836,547         $291,860
     Repurchase agreements                                    64,345             568,721                -
     Total investments                                       654,423           1,405,268          291,860
Receivables
  Interest receivable                                          1,147               1,994            1,797
  Shares of the portfolio sold                                   201                 191               26
  Investments sold                                                 -                   -            1,003
  Deferred expenses (Note 2)                                      65                 301               66
  Other                                                          371                   -               74
     Total assets                                            656,207           1,407,754          294,826

Liabilities
  Payables
     Dividends                                                 1,346               2,766              355
     Investments purchased                                         -                   -            3,012
     Shares of the portfolio redeemed                          8,181               2,014              514
     Accrued distribution fee (Note 3)                            45                 117               16
     Accrued expenses and other liabilities                      135                 460               38
     Total liabilities                                         9,707               5,357            3,935
Net Assets                                                  $646,500         $ 1,402,397         $290,891

  Shares outstanding                                         646,500           1,402,450          290,894
  Net asset value per share                                 $   1.00         $      1.00         $   1.00

See notes to financial statements.

Cash Resource Trust
Statements of Operations
Year Ended July 31, 1996
(In thousands)

                                                          Money      U.S. Government      Tax-Exempt
                                                         Market       Money Market       Money Market
                                                          Fund            Fund               Fund

Investment income
  Interest                                               $30,098         $73,399           $ 10,373

Expenses
  Distribution fee (Note 3)                                2,043           5,016                948
  Management fee (Note 3)                                  1,173           2,660                632
  Transfer agent fee (Note 3)                                758           2,943                304
  Custodian and accounting fees (Note 3)                     198             735                140
  Shareholder reports                                         84             344                 29
  Registration fees                                           73             274                 85
  Professional fees                                           40             137                 22
  Organizational expenses                                     10              66                 12
  Directors' fees                                              6              22                  5
  Other                                                       36             122                 12
     Total expenses                                        4,421          12,319              2,189

Net investment income                                     25,677          61,080              8,184
Net increase in net assets resulting from operations     $25,677         $61,080           $  8,184

See notes to financial statements.

Cash Resource Trust
Statements of Changes in Net Assets
(In thousands)


                                       Money                  U.S. Government               Tax-Exempt
                                      Market                   Money Market                Money Market
                                       Fund                        Fund                        Fund
Year Ended July 31,                1996          1995          1996          1995          1996        1995

Increase in Net Assets
Operations
  Net investment income      $    25,677   $    13,949   $    61,080   $    47,780   $     8,184   $   6,665
  Net realized gain (loss)
    on investments sold                -             4             -           (53)            -          (3)
      Increase in net
         assets from
         operations               25,677        13,953        61,080        47,727         8,184       6,662

Distributions to
  Shareholders
  Net investment income          (25,677)      (13,949)      (61,080)      (47,780)       (8,184)     (6,665)
  Net realized gain on
    investments                        -            (4)            -             -             -           -
      Net decrease from
         distributions           (25,677)      (13,953)      (61,080)      (47,780)       (8,184)     (6,665)

Capital Share Transactions
  (at $1.00 per share)
  Net proceeds from sale of
    shares                     3,001,684     1,715,060     5,769,658     4,322,307     1,194,000   1,029,842
  Reinvestment of dividends       25,161        13,420        60,634        46,908         8,146       6,528
  Cost of shares redeemed     (2,803,002)   (1,498,083)   (5,644,585)   (4,060,291)   (1,178,150)   (965,174)
      Change in net assets
         from capital share
         transactions            223,843       230,397       185,707       308,924        23,996      71,196
Net increase in net assets       223,843       230,397       185,707       308,871        23,996      71,193

Net Assets
  Beginning of year              422,657       192,260     1,216,690       907,819       266,895     195,702
  End of year                $   646,500   $   422,657   $ 1,402,397   $ 1,216,690   $   290,891   $ 266,895

See notes to financial statements.

Cash Resource Trust
Financial Highlights

                                                                         Money Market Fund
                                                                 Year         Year          Period
                                                                Ended        Ended           Ended
                                                               7/31/96      7/31/95        7/31/94*

Per Share Operating Performance

Net asset value, beginning of period                           $   1.00     $   1.00     $   1.00
Income from investment operations
  Net investment income                                            0.05         0.05**       0.02

Distributions
  Net investment income                                           (0.05)       (0.05)**     (0.02)


Net asset value, end of period                                 $   1.00     $   1.00     $   1.00

Total Return                                                       4.91%        4.97%        1.83%(b)

Ratios / Supplemental Data

Net assets, end of period (in thousands)                       $646,500     $422,657     $192,260

Ratio of expenses to average net assets                            0.82%        0.82%        0.89%(a)

Ratio of expenses to average net assets excluding waivers          0.82%        0.82%        0.93%(a)

Ratio of net investment income to average net assets               4.77%        4.96%        2.96%(a)

(a) Annualized.

(b) Total Return for periods less than one year are not annualized.

 * For the period from December 20, 1993 (commencement of operations) to July 31, 1994.

** Includes net realized capital gains (losses) which were under $0.01 per share.

See notes to financial statements.

Cash Resource Trust
Financial Highlights (continued)

                                                  U.S. Government                               Tax-Exempt
                                                 Money Market Fund                           Money Market Fund
                                        Year            Year          Period          Year          Year         Period
                                       Ended           Ended          Ended          Ended         Ended          Ended
                                      7/31/96         7/31/95        7/31/94*       7/31/96       7/31/95       7/31/94*
Per Share Operating
  Performance
Net asset value, beginning of
  period                             $     1.00      $     1.00      $   1.00       $   1.00      $   1.00      $   1.00
Income from investment
  operations
  Net investment income                    0.05            0.05**        0.02           0.03          0.03**        0.01
Distributions
  Net investment income                   (0.05)          (0.05)        (0.02)         (0.03)        (0.03)        (0.01)
Net asset value, end of
  period                             $     1.00      $     1.00      $   1.00       $   1.00      $   1.00      $   1.00

Total Return                               4.74%           4.82%         1.82%(b)       2.90%         3.05%         1.16%(b)

Ratios / Supplemental Data
Net assets, end of period (in
  thousands)                         $1,402,397      $1,216,690      $907,819       $290,891      $266,895      $195,702
Ratio of expenses to average
  net assets                               0.93%           0.88%         0.80%(a)       0.76%         0.72%         0.65%(a)
Ratio of expenses to average
  net assets excluding
  waivers                                  0.93%           0.88%         0.83%(a)       0.76%         0.74%         0.74%(a)
Ratio of net investment
  income to average net
  assets                                   4.63%           4.75%         2.91%(a)       2.85%         3.01%         1.87%(a)

(a) Annualized.

(b) Total Return for periods less than one year are not annualized.

 * For the period from December 20, 1993 (commencement of operations) to July 31, 1994.

** Includes net realized capital gains (losses) which were under $0.01 per share.

See notes to financial statements.

Cash Resource Trust
Notes to Financial Statements
July 31, 1996

Note 1: Organization

Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of three separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds") at July 31, 1996 as follows:

    Cash Resource Money Market Fund
    ("Money Market Fund")
    Cash Resource U.S. Government Money Market Fund
    ("U.S. Government Fund")
    Cash Resource Tax-Exempt Money Market Fund
    ("Tax-Exempt Fund")

The investment objective of each Fund is to seek current income consistent with preservation of capital and maintenance of liquidity.

The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.

Note 2: Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. Valuation of Securities

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

B. Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's vault all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

Cash Resource Trust
Notes to Financial Statements
(continued)

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

C. Security Transactions and Interest Income

Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

D. Expenses

Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

E. Fund Share Valuation and Dividends to Shareholders

Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined daily as of 4:00 p.m. on each day that the New York Stock Exchange is open for trading. Each Fund determines its NAV by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day and payable at month end. Distributions from net realized capital gains, if any, are paid annually.

F. Federal Income Taxes

No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

At July 31, 1996, U.S. Government Fund for federal tax purposes, had a capital loss carryforward of approximately $54,000. Pursuant to the Code, such capital loss carryforwards expire as follows: $1,000 in 2002 and $53,000 in 2003.

G. Deferred Expenses

Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period through December 1998.

Cash Resource Trust
Notes to Financial Statements
(continued)

Note 3: Investment Management Agreements and Other Transactions with Affiliates

Investment Management Agreement

Commonwealth Advisors, Inc. (formerly Cambridge Investment Advisors, Inc.) the Funds' investment adviser ("Investment Adviser")provides investment advisory services to each of the Funds. Commonwealth Investment Counsel, Inc. ("Commonwealth"), an affiliate of the Investment Adviser, serves as sub-adviser to each of the Funds, pursuant to a sub-advisory agreement among the Investment Adviser, Commonwealth and the Trust. Commonwealth furnishes a continuing investment program for each of the Funds and makes investment decisions on their behalf. The Investment Adviser and Commonwealth are wholly-owned subsidiaries of Mentor Investment Group, Inc. ("Mentor") (formerly Investment Management Group, Inc.), which is in turn a wholly-owned subsidiary of Wheat First Butcher Singer, Inc. ("Wheat").

Each Fund pays management fees to the Investment Adviser monthly at the following annual rates, expressed as a percentage of average daily net assets:
0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. The Investment Adviser in turn pays fees from its own assets to Commonwealth monthly at the following annual rates (based on the assets of each Fund taken separately): 0.17% of the first $500 million of a Fund's average net assets; 0.15% of the next $500 million; 0.125% of the next $1 billion; 0.11% of the next $1 billion; and 0.10% of any amounts over $3 billion. The Investment Adviser may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the year ended July 31, 1996, the Investment Adviser and sub-adviser earned the following advisory fees:

                                      Adviser       Sub-Adviser
                                        Fee             Fee
                                       Earned         Earned

Money Market Fund                    $1,172,603     $  900,553
U.S. Government Fund                  2,660,041      1,995,031
Tax-Exempt Fund                         632,135        488,468

Cash Resource Trust
Notes to Financial Statements
(continued)

In addition, the Funds provide direct reimbursement to Mentor for certain accounting and operations related costs not covered under the Investment Management Agreement. For the year ended July 31, 1996, the Money Market Fund, U.S. Government Fund and Tax-Exempt Fund paid $12,482, $30,947 and $6,767, respectively to Mentor for these direct reimbursements.

Distribution Agreement

Under a Distribution Agreement, Mentor Distributors, Inc. ("Mentor Distributors") (formerly, Cambridge Distributors, Inc.) a wholly-owned subsidiary of Mentor, was appointed Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for the Money Market Fund and U.S. Government Fund and 0.33% of the Fund's average daily net assets for the Tax-Exempt Fund.

In order to compensate selected financial institutions, such as investment dealers and banks through which shares of each Fund are sold ("Financial Institutions") for services provided in connection with sales of shares of each Fund and/or for administrative services and the maintenance of shareholder accounts, Mentor Distributors may make periodic payments to qualifying Financial Institutions based on the average net asset value of shares of a Fund which are attributable to shareholders for whom the Financial Institutions are designated as the Financial Institution of record. Mentor Distributors may make such payments at the annual rate of up to 0.40% of the average net asset value of such shares (0.33% in the case of Cash Resource Tax-Exempt Money Market Fund).

Transfer Agent Agreement

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat (from IFTC's own assets) for related services provided by Wheat directly to its clients. For the year ended July 31, 1996, Wheat earned fees of $757,964, $2,942,606 and $304,012, respectively, from the Money Market Fund, U.S. Government Fund and Tax-Exempt Fund.

Independent Auditors' Report

The Trustees
Cash Resource Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, (portfolios of Cash Resource Trust) as of July 31, 1996 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two year period then ended, and financial highlights for each of the years in the two year period then ended and for the period from December 20, 1993 (commencement of operations) to July 31, 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund as of July 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two year period then ended and their financial highlights for the periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

/s/ KPMG PEAT MARWICK LLP

Boston, Massachusetts
September 6, 1996

Shareholder Information

Trustees

Daniel J. Ludeman, Trustee & Chairman
    Chairman and Chief Executive Officer
    Mentor Investment Group, Inc.

Arnold H. Dreyfuss, Trustee
    former Chairman and
    Chief Executive Officer
    Hamilton Beach/Proctor-Silex, Inc.

Thomas F. Keller, Trustee
    former Dean, Fuqua School of Business
    Duke University

Louis W. Moelchert, Jr., Trustee
    Vice President for Business & Finance
    University of Richmond

Stanley F. Pauley, Jr., Trustee
    Chairman and Chief Executive Officer
    Carpenter Company

Troy A. Peery, Jr., Trustee
    President
    Heilig-Meyers Company

Peter J. Quinn, Jr., Trustee
    Managing Director
    Mentor Investment Group, Inc.

Officers

Paul F. Costello, President
    Managing Director
    Mentor Investment Group, Inc.

Terry L. Perkins, Treasurer
    Senior Vice President
    Mentor Investment Group, Inc.

John M. Ivan, Secretary
    Managing Director/Assistant General Counsel
    Wheat First Butcher Singer, Inc.

Michael A. Wade, Assistant Treasurer
    Associate Vice President
    Mentor Investment Group, Inc.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains facts concerning the objective, policies, management fees, and expenses of the Trust and further information.

                                Cash Resource Trust
                               901 East Byrd Street
                                 Richmond, VA 23219